Business combinations - Additional Information (Details) - EUR (€)			12 Months Ended
	Dec. 08, 2020	Mar. 06, 2020	Dec. 31, 2021	Jun. 17, 2021	Mar. 29, 2021
Disclosure of detailed information about business combination [line items]
Investing cash outflows for payments of deferred consideration			€ 12,000,000
Bottom of Range | Trade Names
Disclosure of detailed information about business combination [line items]
Estimated useful lives			3 years
Top of Range | Trade Names
Disclosure of detailed information about business combination [line items]
Estimated useful lives			8 years
Betty Labs Incorporated
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Total purchase consideration					€ 57,000,000
Goodwill					52,000,000
Acquired intangible assets					2,000,000
Cash and cash equivalents					4,000,000
Deferred tax liabilities					1,000,000
Goodwill expected to be deductible for tax purposes					€ 0
Podz, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%
Total purchase consideration				€ 45,000,000
Goodwill				44,000,000
Acquired intangible assets				2,000,000
Deferred tax liabilities				1,000,000
Goodwill expected to be deductible for tax purposes				0
Purchase consideration in cash				36,000,000
Purchase consideration liability				€ 9,000,000
Bill Simmons Media Group, LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Total purchase consideration		€ 170,000,000
Goodwill		140,000,000
Acquired intangible assets		26,000,000
Cash and cash equivalents		1,000,000
Purchase consideration in cash		138,000,000
Purchase consideration liability		32,000,000
Purchase consideration liability, undiscounted amount		€ 44,000,000
Purchase consideration liability, payments period		5 years
Other tangible net assets		€ 3,000,000
Acquisition related costs		3,000,000
Purchase consideration paid as share based payment awards		12,000,000
Bill Simmons Media Group, LLC | Bottom of Range | Trade Names
Disclosure of detailed information about business combination [line items]
Estimated useful lives			5 years
Bill Simmons Media Group, LLC | Top of Range
Disclosure of detailed information about business combination [line items]
Business combination, compensation expenses		€ 47,000,000
Business combination potential contingent consideration period		5 years
Bill Simmons Media Group, LLC | Top of Range | Trade Names
Disclosure of detailed information about business combination [line items]
Estimated useful lives			8 years
Megaphone LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Goodwill	€ 164,000,000
Acquired intangible assets	22,000,000
Cash and cash equivalents	1,000,000
Purchase consideration in cash	195,000,000
Other tangible net assets	6,000,000
Acquisition related costs	2,000,000
Purchase consideration paid as share based payment awards	6,000,000
Trade and other receivables	€ 14,000,000
Megaphone LLC | Bottom of Range | Existing Technology and Publisher Relationships
Disclosure of detailed information about business combination [line items]
Estimated useful lives			5 years
Megaphone LLC | Top of Range
Disclosure of detailed information about business combination [line items]
Business combination potential contingent consideration period	4 years
Megaphone LLC | Top of Range | Existing Technology and Publisher Relationships
Disclosure of detailed information about business combination [line items]
Estimated useful lives			10 years